Short-Term Investments - Schedule of Maturity Date of Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Maturity Date of Investments [Abstract]
Due in 1 year	$ 2,196	$ 4,100